[ING FUNDS LOGO]

April 29, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Strategic Allocation Portfolios, Inc.
File Nos. 033-88334; 811-08934

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectuses and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A.

Should you have any questions or comments regarding this filing, please contact Kim Springer at 480-477-2674 or the undersigned at 480-477-2649.

Please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any questions or comments.

Sincerely,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

Attachments

cc:  Phillip Newman

      Goodwin Procter LLP